Long-term debt and current portion of long-term debt (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Discount on bond issue and accrued expenses	€ 191
Borrowings	24,707	€ 27,239
Convertible bonds issued {Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	400
Discount on bond issue and accrued expenses	(13)
Borrowings	€ 387
Borrowings, maturity	2022
Convertible bonds issued {Member] | Eni SpA [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 400
Discount on bond issue and accrued expenses	(13)
Borrowings	€ 387
Borrowings, original currency	EUR
Borrowings, maturity	2022
Borrowings, interest rate	0.00%